Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2016
Loans
Loans
end of	2016	2015
Loans (CHF million)
Mortgages	104,335	103,164
Loans collateralized by securities	37,268	37,946
Consumer finance	3,490	3,766
Consumer	145,093	144,876
Real estate	26,016	26,451
Commercial and industrial loans	83,740	77,767
Financial institutions	17,921	21,334
Governments and public institutions	4,273	3,578
Corporate & institutional	131,950	129,130
Gross loans	277,043	274,006
of which held at amortized cost	257,515	253,186
of which held at fair value	19,528	20,820
Net (unearned income)/deferred expenses	(129)	(145)
Allowance for loan losses	(938)	(866)
Net loans	275,976	272,995
Gross loans by location (CHF million)
Switzerland	158,766	155,771
Foreign	118,277	118,235
Gross loans	277,043	274,006
Impaired loan portfolio (CHF million)
Non-performing loans	1,236	983
Non-interest-earning loans	265	272
Non-performing and non-interest-earning loans	1,501	1,255
Restructured loans	358	282
Potential problem loans	613	436
Other impaired loans	971	718
Gross impaired loans	2,472	1,973

Allowance for loan losses
Allowance for loan losses
	2016			2015			2014
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	650	866	251	507	758	267	602	869
Net movements recognized in statements of operations	63	186	249	66	229	295	66	79	145
Gross write-offs	(86)	(192)	(278)	(118)	(111)	(229)	(108)	(241)	(349)
Recoveries	13	53	66	12	16	28	17	24	41
Net write-offs	(73)	(139)	(212)	(106)	(95)	(201)	(91)	(217)	(308)
Provisions for interest	10	8	18	6	12	18	1	19	20
Foreign currency translation impact and other adjustments, net	0	17	17	(1)	(3)	(4)	8	24	32
Balance at end of period	216	722	938	216	650	866	251	507	758
of which individually evaluated for impairment	172	528	700	170	480	650	202	338	540
of which collectively evaluated for impairment	44	194	238	46	170	216	49	169	218
Gross loans held at amortized cost (CHF million)
Balance at end of period	145,070	112,445	257,515	144,855	108,331	253,186	142,926	107,582	250,508
of which individually evaluated for impairment [1]	662	1,810	2,472	647	1,326	1,973	582	808	1,390
of which collectively evaluated for impairment	144,408	110,635	255,043	144,208	107,005	251,213	142,344	106,774	249,118
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2016			2015			2014
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	30	3,405	3,435	389	4,294	4,683	181	4,127	4,308
Reclassifications from loans held-for-sale [2]	0	125	125	0	355	355	0	397	397
Reclassifications to loans held-for-sale [3]	1,632	2,768	4,400	1,641	735	2,376	1,055	806	1,861
Sales [3]	72	2,087	2,159	0	373	373	0	272	272
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,469	35,945	1,459	73,873
Financial institutions	9,695	1,887	107	11,689
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	67,011	43,770	1,664	112,445
Gross loans held at amortized cost	194,844	60,418	2,253	257,515
Value of collateral [1]	180,276	51,344	1,480	233,100
2015 (CHF million)
Mortgages	89,966	12,950	248	103,164
Loans collateralized by securities	36,129	1,679	138	37,946
Consumer finance	1,247	2,272	226	3,745
Consumer	127,342	16,901	612	144,855
Real estate	19,454	6,126	98	25,678
Commercial and industrial loans	32,995	32,365	859	66,219
Financial institutions	12,391	2,965	149	15,505
Governments and public institutions	824	105	0	929
Corporate & institutional	65,664	41,561	1,106	108,331
Gross loans held at amortized cost	193,006	58,462	1,718	253,186
Value of collateral [1]	178,649	48,422	1,063	228,134
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2016 (CHF million)
Mortgages	102,047	2,053	29	33	173	2,288	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	141,963	2,422	66	74	545	3,107	145,070
Real estate	24,843	631	17	2	63	713	25,556
Commercial and industrial loans	72,002	854	127	131	759	1,871	73,873
Financial institutions	11,536	49	0	0	104	153	11,689
Governments and public institutions	1,268	44	1	0	14	59	1,327
Corporate & institutional	109,649	1,578	145	133	940	2,796	112,445
Gross loans held at amortized cost	251,612	4,000	211	207	1,485	5,903	257,515
2015 (CHF million) [1]
Mortgages	101,580	1,442	10	0	132	1,584	103,164
Loans collateralized by securities	37,551	214	7	1	173	395	37,946
Consumer finance	3,359	176	36	33	141	386	3,745
Consumer	142,490	1,832	53	34	446	2,365	144,855
Real estate	25,164	456	3	1	54	514	25,678
Commercial and industrial loans	65,051	599	107	69	393	1,168	66,219
Financial institutions	15,266	84	45	2	108	239	15,505
Governments and public institutions	928	1	0	0	0	1	929
Corporate & institutional	106,409	1,140	155	72	555	1,922	108,331
Gross loans held at amortized cost	248,899	2,972	208	106	1,001	4,287	253,186
1 Prior period has been corrected.

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	182	721	345	513	858	1,579
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	233	906	345	559	904	1,810
Gross impaired loans	1,236	265	1,501	358	613	971	2,472
2015 (CHF million)
Mortgages	197	17	214	18	49	67	281	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	204	23	227	0	1	1	228
Consumer	509	67	576	18	53	71	647
Real estate	53	19	72	0	29	29	101
Commercial and industrial loans	333	136	469	263	319	582	1,051
Financial institutions	88	50	138	1	35	36	174
Corporate & institutional	474	205	679	264	383	647	1,326
Gross impaired loans	983	272	1,255	282	436	718	1,973
1
As of December 31, 2016 and 2015, CHF 62 million and CHF 68 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
end of	2016			2015
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	211	198	21	209	196	26
Loans collateralized by securities	209	193	54	117	112	15
Consumer finance	177	160	97	221	201	129
Consumer	597	551	172	547	509	170
Real estate	65	59	10	76	72	10
Commercial and industrial loans	1,283	1,250	472	815	796	387
Financial institutions	126	122	46	172	166	83
Governments and public institutions	14	14	0	0	0	0
Corporate & institutional	1,488	1,445	528	1,063	1,034	480
Gross impaired loans with a specific allowance	2,085	1,996	700	1,610	1,543	650
Mortgages	43	43	–	72	71	–
Loans collateralized by securities	14	14	–	21	22	–
Consumer finance	8	8	–	7	7	–
Consumer	65	65	–	100	100	–
Real estate	21	21	–	25	25	–
Commercial and industrial loans	296	296	–	236	236	–
Financial institutions	5	5	–	2	2	–
Corporate & institutional	322	322	–	263	263	–
Gross impaired loans without specific allowance	387	387	–	363	363	–
Gross impaired loans	2,472	2,383	700	1,973	1,906	650
of which consumer	662	616	172	647	609	170
of which corporate & institutional	1,810	1,767	528	1,326	1,297	480
Gross impaired loan details (continued)
in	2016			2015			2014
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	195	2	1	190	2	2	205	2	2
Loans collateralized by securities	153	1	1	82	0	0	65	1	1
Consumer finance	205	1	1	228	1	1	237	1	1
Consumer	553	4	3	500	3	3	507	4	4
Real estate	72	1	0	74	0	0	75	0	0
Commercial and industrial loans	1,039	10	4	626	7	3	667	10	4
Financial institutions	154	1	0	149	1	1	127	0	0
Governments and public institutions	5	0	0	0	0	0	5	0	0
Corporate & institutional	1,270	12	4	849	8	4	874	10	4
Gross impaired loans with a specific allowance	1,823	16	7	1,349	11	7	1,381	14	8
Mortgages	83	3	0	51	4	0	36	5	0
Loans collateralized by securities	24	0	0	33	0	0	29	1	1
Consumer finance	11	0	0	7	0	0	21	0	0
Consumer	118	3	0	91	4	0	86	6	1
Real estate	31	1	0	12	1	0	9	4	0
Commercial and industrial loans	307	7	1	98	3	1	18	3	0
Financial institutions	5	0	0	4	0	0	0	0	0
Governments and public institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	348	8	1	114	4	1	27	7	0
Gross impaired loans without specific allowance	466	11	1	205	8	1	113	13	1
Gross impaired loans	2,289	27	8	1,554	19	8	1,494	27	9
of which consumer	671	7	3	591	7	3	593	10	5
of which corporate & institutional	1,618	20	5	963	12	5	901	17	4

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2016			2015			2014
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	1	13	13	1	4	4
Loans collateralized by securities	0	0	0	1	0	0	0	0	0
Commercial and industrial loans	16	201	201	13	207	210	10	290	238
Financial institutions	0	0	0	1	2	2	0	0	0
Total	16	201	201	16	222	225	11	294	242

Bank
Loans
end of	2016	2015
Loans (CHF million)
Mortgages	89,800	88,566
Loans collateralized by securities	37,087	37,833
Consumer finance	825	1,092
Consumer	127,712	127,491
Real estate	23,188	23,561
Commercial and industrial loans	81,048	74,967
Financial institutions	24,501	26,375
Governments and public institutions	4,093	3,445
Corporate & institutional	132,830	128,348
Gross loans	260,542	255,839
of which held at amortized cost	241,014	235,019
of which held at fair value	19,528	20,820
Net (unearned income)/deferred expenses	(185)	(200)
Allowance for loan losses	(816)	(724)
Net loans	259,541	254,915
Gross loans by location (CHF million)
Switzerland	142,356	137,729
Foreign	118,186	118,110
Gross loans	260,542	255,839
Impaired loan portfolio (CHF million)
Non-performing loans	1,076	810
Non-interest-earning loans	248	251
Total non-performing and non-interest-earning loans	1,324	1,061
Restructured loans	358	282
Potential problem loans	545	373
Total other impaired loans	903	655
Gross impaired loans	2,227	1,716

Allowance for loan losses
Allowance for loan losses
	2016			2015			2014
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	113	611	724	131	466	597	134	557	691
Net movements recognized in statements of operations	27	186	213	21	227	248	7	78	85
Gross write-offs	(29)	(189)	(218)	(51)	(107)	(158)	(35)	(232)	(267)
Recoveries	8	53	61	6	16	22	12	24	36
Net write-offs	(21)	(136)	(157)	(45)	(91)	(136)	(23)	(208)	(231)
Provisions for interest	11	8	19	7	12	19	3	19	22
Foreign currency translation impact and other adjustments, net	0	17	17	(1)	(3)	(4)	10	20	30
Balance at end of period	130	686	816	113	611	724	131	466	597
of which individually evaluated for impairment	105	505	610	84	455	539	104	309	413
of which collectively evaluated for impairment	25	181	206	29	156	185	27	157	184
Gross loans held at amortized cost (CHF million)
Balance at end of period	127,689	113,325	241,014	127,471	107,548	235,019	125,804	107,974	233,778
of which individually evaluated for impairment [1]	507	1,720	2,227	468	1,248	1,716	393	739	1,132
of which collectively evaluated for impairment	127,182	111,605	238,787	127,003	106,300	233,303	125,411	107,235	232,646
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2016			2015			2014
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	30	3,405	3,435	389	4,294	4,683	181	4,127	4,308
Reclassifications from loans held-for-sale [2]	0	125	125	0	355	355	0	397	397
Reclassifications to loans held-for-sale [3]	1,632	2,768	4,400	1,641	735	2,376	1,055	806	1,861
Sales [3]	72	2,087	2,159	0	373	373	0	272	272
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2016 (CHF million)
Mortgages	81,986	7,654	160	89,800
Loans collateralized by securities	33,961	2,910	216	37,087
Consumer finance	523	214	65	802
Consumer	116,470	10,778	441	127,689
Real estate	17,856	4,808	64	22,728
Commercial and industrial loans	35,316	34,473	1,392	71,181
Financial institutions	16,297	1,865	107	18,269
Governments and public institutions	1,074	59	14	1,147
Corporate & institutional	70,543	41,205	1,577	113,325
Gross loans held at amortized cost	187,013	51,983	2,018	241,014
Value of collateral [1]	167,425	44,785	1,386	213,596
2015 (CHF million)
Mortgages	79,664	8,697	205	88,566
Loans collateralized by securities	36,028	1,667	138	37,833
Consumer finance	743	231	98	1,072
Consumer	116,435	10,595	441	127,471
Real estate	17,717	4,995	77	22,789
Commercial and industrial loans	31,720	30,898	802	63,420
Financial institutions	17,445	2,951	149	20,545
Governments and public institutions	691	103	0	794
Corporate & institutional	67,573	38,947	1,028	107,548
Gross loans held at amortized cost	184,008	49,542	1,469	235,019
Value of collateral [1]	166,086	41,583	957	208,626
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2016 (CHF million)
Mortgages	87,719	1,862	29	33	157	2,081	89,800
Loans collateralized by securities	36,772	93	1	1	220	315	37,087
Consumer finance	512	219	12	26	33	290	802
Consumer	125,003	2,174	42	60	410	2,686	127,689
Real estate	22,065	582	17	2	62	663	22,728
Commercial and industrial loans	69,379	828	124	130	720	1,802	71,181
Financial institutions	18,116	49	0	0	104	153	18,269
Governments and public institutions	1,088	44	1	0	14	59	1,147
Corporate & institutional	110,648	1,503	142	132	900	2,677	113,325
Gross loans held at amortized cost	235,651	3,677	184	192	1,310	5,363	241,014
2015 (CHF million) [1]
Mortgages	87,150	1,288	10	0	118	1,416	88,566
Loans collateralized by securities	37,438	214	7	1	173	395	37,833
Consumer finance	913	120	7	19	13	159	1,072
Consumer	125,501	1,622	24	20	304	1,970	127,471
Real estate	22,325	407	3	1	53	464	22,789
Commercial and industrial loans	62,317	575	103	68	357	1,103	63,420
Financial institutions	20,306	84	45	2	108	239	20,545
Governments and public institutions	793	1	0	0	0	1	794
Corporate & institutional	105,741	1,067	151	71	518	1,807	107,548
Gross loans held at amortized cost	231,242	2,689	175	91	822	3,777	235,019
1 Prior period has been corrected.

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2016 (CHF million)
Mortgages	172	10	182	13	22	35	217	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	62	4	66	0	1	1	67
Consumer	427	31	458	13	36	49	507
Real estate	62	5	67	0	0	0	67
Commercial and industrial loans	515	166	681	345	482	827	1,508
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	649	217	866	345	509	854	1,720
Gross impaired loans	1,076	248	1,324	358	545	903	2,227
2015 (CHF million)
Mortgages	173	13	186	18	25	43	229	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	77	23	100	0	1	1	101
Consumer	358	63	421	18	29	47	468
Real estate	51	19	70	0	11	11	81
Commercial and industrial loans	314	119	433	263	298	561	994
Financial institutions	87	50	137	1	35	36	173
Corporate & institutional	452	188	640	264	344	608	1,248
Gross impaired loans	810	251	1,061	282	373	655	1,716
1
As of December 31, 2016 and 2015, CHF 54 million and CHF 57 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
end of	2016			2015
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	182	170	16	163	153	19
Loans collateralized by securities	209	193	54	117	112	14
Consumer finance	59	55	35	94	88	51
Consumer	450	418	105	374	353	84
Real estate	46	40	7	57	52	7
Commercial and industrial loans	1,224	1,197	452	760	745	365
Financial institutions	126	122	46	171	166	83
Governments and public institutions	14	14	0	0	0	0
Corporate & institutional	1,410	1,373	505	988	963	455
Gross impaired loans with a specific allowance	1,860	1,791	610	1,362	1,316	539
Mortgages	35	35	–	66	65	–
Loans collateralized by securities	14	14	–	21	22	–
Consumer finance	8	8	–	7	7	–
Consumer	57	57	–	94	94	–
Real estate	21	21	–	24	24	–
Commercial and industrial loans	284	284	–	234	234	–
Financial institutions	5	5	–	2	2	–
Corporate & institutional	310	310	–	260	260	–
Gross impaired loans without specific allowance	367	367	–	354	354	–
Gross impaired loans	2,227	2,158	610	1,716	1,670	539
of which consumer	507	475	105	468	447	84
of which corporate & institutional	1,720	1,683	505	1,248	1,223	455
Gross impaired loan details (continued)
in	2016			2015			2014
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	158	2	1	152	1	1	163	2	2
Loans collateralized by securities	153	1	1	82	0	0	65	1	1
Consumer finance	83	1	1	92	1	1	81	1	1
Consumer	394	4	3	326	2	2	309	4	4
Real estate	52	1	0	67	0	0	74	0	0
Commercial and industrial loans	984	10	4	566	7	1	597	10	4
Financial institutions	154	1	0	149	1	1	127	0	0
Governments and public institutions	5	0	0	0	0	0	5	0	0
Corporate & institutional	1,195	12	4	782	8	2	803	10	4
Gross impaired loans with a specific allowance	1,589	16	7	1,108	10	4	1,112	14	8
Mortgages	76	3	0	46	3	0	30	5	0
Loans collateralized by securities	24	0	0	33	0	0	29	1	1
Consumer finance	11	0	0	7	0	0	21	0	0
Consumer	111	3	0	86	3	0	80	6	1
Real estate	31	1	0	9	1	0	9	4	0
Commercial and industrial loans	301	7	1	97	3	0	17	3	0
Financial institutions	5	0	0	4	0	0	0	0	0
Governments and public institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	342	8	1	110	4	0	26	7	0
Gross impaired loans without specific allowance	453	11	1	196	7	0	106	13	1
Gross impaired loans	2,042	27	8	1,304	17	4	1,218	27	9
of which consumer	505	7	3	412	5	2	389	10	5
of which corporate & institutional	1,537	20	5	892	12	2	829	17	4

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2016			2015			2014
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	1	13	13	1	4	4
Loans collateralized by securities	0	0	0	1	0	0	0	0	0
Commercial and industrial loans	16	201	201	13	207	210	10	290	238
Financial institutions	0	0	0	1	2	2	0	0	0
Total	16	201	201	16	222	225	11	294	242